Segment Reporting and Geographic Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,425,967	$ 1,368,295	$ 1,214,362
Segment Income (Loss) from Operations	10,314	65,766	7,695
Hardware and Protective Solutions
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,024,974	1,024,392	853,016
Segment Income (Loss) from Operations	(17,185)	67,313	14,204
Robotics and Digital Solutions
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	249,528	209,287	236,086
Segment Income (Loss) from Operations	23,558	3,177	3,385
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	151,465	134,616	125,260
Segment Income (Loss) from Operations	$ 3,941	$ (4,724)	$ (9,894)